Share Based Compensation (Tables)	6 Months Ended
Jun. 30, 2026
Share Based Compensation [Abstract]
Schedule of Restricted Shares

A summary of activities of the restricted shares for the six months ended June 30, 2025 and 2026 is as follows:

Number of nonvested restricted shares
In thousand
(Unaudited)
Unvested on December 31, 2024	$-
Granted	5,353
Vested	(5,353)
Unvested on June 30, 2025	$-

Schedule of Share-Based Compensation Expenses

The allocation of total share-based compensation expenses is as follows:

	For the six months ended June 30,
	2025	2026
	(Unaudited)	(Unaudited)
General and administrative expenses	$4,123	$-
Research and development expenses	4,522	-
Total	$8,645	$-